Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

June 2025	07/21/2025	25	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00	31	SOFR +0.85%	07/14/2025	4.34262%	5.19%
Class B	6/22/26	06/20/2029	$54,500,000.00	31	5.40%	07/14/2025	4.34262%	5.40%
Class C	6/22/26	06/20/2029	$32,700,000.00	31	5.65%	07/14/2025	4.34262%	5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds								$55,324,182.00
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$55,324,182.00

Beginning of Period Reserve Account Balance								$8,719,346.05
Required Reserve Amount								$8,719,346.05
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$8,719,346.05

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$59.04	$59.04	$0.00	$0.00		$55,324,122.96
Owner Trustee Fee			$15,177.12	$15,177.12	$0.00	$0.00		$55,308,945.84
Asset Representations Reviewer Fee			$31.01	$31.01	$0.00	$0.00		$55,308,914.83
Supplemental ARR Fee			$124.05	$124.05	$0.00	$0.00		$55,308,790.78
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$55,307,540.78
Servicing Fee			$615,491.56	$615,491.56	$0.00	$0.00		$54,692,049.22
Class A-1a Note Interest			$2,312,540.00	$2,312,540.00	$0.00	$0.00		$52,379,509.22
Class A-1b Note Interest			$782,498.99	$782,498.99	$0.00	$0.00		$51,597,010.23
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,597,010.23
Class B Note Interest			$245,250.00	$245,250.00	$0.00	$0.00		$51,351,760.23
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,351,760.23
Class C Note Interest			$153,962.50	$153,962.50	$0.00	$0.00		$51,197,797.73
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$51,197,797.73
Class R Interest			$51,197,797.73	$51,197,797.73	$0.00	$0.00		$0.00

Total			$55,324,182.00	$55,324,182.00	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b			$0.00	$0.00	$782,498.99	$0.00	$0.00	$782,498.99
Class B			$0.00	$0.00	$245,250.00	$0.00	$0.00	$245,250.00
Class C			$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total			$0.00	$0.00	$3,494,251.49	$0.00	$0.00	$3,494,251.49

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$4.47	$0.00	$4.47	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.37	$0.00	$4.37	$800,000,000.00	1.00	$800,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$400,000,000.00			$400,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.